Basis of presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

Note 3.      Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Acquisition of arago

On February 1, 2021, the Company acquired arago GmbH, a private German company, and its affiliates (together, “arago” or the “arago Group”). arago is a leader in artificial intelligence automation. arago aims to provide the benefits of artificial intelligence to enterprise customers globally through knowledge automation. arago uses modern technologies such as inference and machine learning in order to automatically operate the entire IT stack – from heterogeneous environments to individual applications.

The assets, liabilities and results of arago have been consolidated in the Group’s financial statements from the acquisition date of February 1, 2021.